EQUITY - Schedule of movement of retained earnings (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 14, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement of Retained Earnings [Roll Forward]
Opening balance		$ 1,148,291
Net income/(loss) for the period		1,463,561	$ 977,445	$ 581,550
Dividends	$ (293,092)	(437,995)	(293,092)	(174,549)
Others increase (decreases)		(605,233)	268	51,074
Closing balance		2,170,280	1,148,291
Retained Earnings
Movement of Retained Earnings [Roll Forward]
Opening balance		1,148,291	464,411	(7,501,896)
Net income/(loss) for the period		1,459,984	976,972	581,831
Dividends		(437,995)	(293,092)	(174,549)
Others increase (decreases)		0	0	7,559,025
Closing balance		$ 2,170,280	$ 1,148,291	464,411
Absorption accumulated losses				7,501,896
Reversal of dividends				$ 57,129